ILFC Transaction (Schedule Of The Consideration Transferred To Effect The ILFC Transaction) (Details) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2014	May 14, 2014	May 13, 2014
Business Acquisition [Line Items]
97,560,976 AerCap common shares issued multiplied by AerCap closing share price per share of $46.59 on May 14, 2014	$ 4,634,688,000
ILFC [Member]
Business Acquisition [Line Items]
Cash consideration		2,400,000,000
97,560,976 AerCap common shares issued multiplied by AerCap closing share price per share of $46.59 on May 14, 2014		4,545,366,000
Share compensation		12,275,000
Consideration transferred		6,957,641,000
Shares issued for acquisition		97,560,976
AerCap's share price		$ 46.59
ILFC [Member] | AIG [Member]
Business Acquisition [Line Items]
Special distribution paid			$ 600,000,000